CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (PARENTHETICAL) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Cost of goods sold, related party expense	$ 359	$ 87	$ 659	$ 211
Selling, general and administrative, related party expense	125	123	250	246
Research and development, related party expense	$ 57	$ 64	$ 119	$ 130